Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Related Party Transactions

Note 5 — Related Party Transactions

Founder Shares

In February 2021, our Sponsor paid an aggregate purchase price of $25,000, or approximately $0.009 per share, in consideration of 2,156,250 shares of Common Stock to cover certain expenses of the Company (the “Founder Shares”). In June 2021, we effected a 1.3333-for-1.0 stock split of our Common Stock, resulting in our Sponsor owning an aggregate of 2,875,000 Founder Shares. The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). The over-allotment was not exercised and such shares were forfeited.

The Sponsor agreed that it will not transfer, assign or sell any Founder Shares until (1) with respect to 50% of the shares, the earlier of six months after the date of the consummation of our Business Combination and the date on which the closing price of the Company’s Common Stock exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our Business Combination and (2) with respect to the remaining 50% of the shares, six months after the date of the consummation of our Business Combination, or earlier, in either case, if, subsequent to our Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares for cash, securities or other property.

Related Party Loans

On January 25, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Unsecured Promissory Note”), pursuant to which the Company borrowed up to an aggregate principal amount of $300,000. The Unsecured Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. The Unsecured Promissory Note was repaid as of March 31, 2022.

On July 18, 2023, the Company and the Sponsor entered into a non-interest bearing loan agreement whereby the Company issued a promissory note (the “Note”) to the Sponsor pursuant to which the Company may borrow up to $1,500,000 in cash from time to time to fund working capital requirements, including with respect to the funding of Monthly Extension Options. The current principal amount of the Note is payable on the earlier of (a) the consummation of a Business Combination and (b) the date of the liquidation of the Company. If a Business Combination is not consummated, this Note will be repaid solely to the extent that the Company has funds available to it outside of the Trust Account and all other amounts will be forfeited, eliminated or otherwise forgiven. As of September 30, 2023 and December 31, 2022, the amount outstanding under the Note was $152,000 and $0 respectively, as reflected on the Company’s balance sheet included herein under the caption ‘Note Payable-related party’.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. On January 18, 2023, the Company and the Sponsor entered into a loan agreement whereby the Company issued a promissory note (the “Promissory Note”) to the Sponsor pursuant to which the Company may borrow up to $1,500,000 in cash from time to time to fund working capital requirements, including with respect to the funding of Monthly Extension Options, and which may be treated, at the Sponsor’s election, as a Working Capital Loan. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $0.75 per warrant. The option (“Working Capital Loan Option”) to convert the working capital loans into warrants qualifies as an embedded derivative under ASC 815 and is required to be recognized at fair value with subsequent changes in fair value recognized in Company’s statements of operations each reporting period until the loan is repaid or converted. As of September 30, 2023 and December 31, 2022, the fair value of the Working Capital Loan Option was $0 and the Working Capital Loan is held at cost of $215,000 and $0 respectively, as reflected on the Company’s balance sheet included herein under the caption ‘Convertible Note Payable- related party’.

Note 5 — Related Party Transactions

Founder Shares

In February 2021, our Sponsor paid an aggregate purchase price of $25,000, or approximately $0.009 per share, in consideration of 2,156,250 shares of Common Stock to cover certain expenses of the Company (the “Founder Shares”). In June 2021, we effected a 1.3333-for-1.0 stock split of our Common Stock, resulting in our Sponsor owning an aggregate of 2,875,000 Founder Shares. The Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full or in part, so that the Sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). The over-allotment was not exercised and such shares were forfeited.

The Sponsor agreed that it will not transfer, assign or sell any Founder Shares until (1) with respect to 50% of the shares, the earlier of six months after the date of the consummation of our Business Combination and the date on which the closing price of the Company’s Common Stock exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our Business Combination and (2) with respect to the remaining 50% of the shares, six months after the date of the consummation of our Business Combination, or earlier, in either case, if, subsequent to our Business Combination, the Company consummates a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares for cash, securities or other property.

Related Party Loans

On January 25, 2021, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company borrowed up to an aggregate principal amount of $300,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. The Promissory Note was repaid as of March 31, 2022.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $0.75 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2022 and 2021, there were no Working Capital Loans outstanding. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans.

Support Services

During the year, The Company paid the Sponsor $41,625 towards administrative and shared personnel support services.

VASO CORPORATION [Member]
Related Party Transactions [Line Items]
Related Party Transactions

NOTE M — RELATED-PARTY TRANSACTIONS

The Company uses the equity method to account for its interest in EECP Global as it has the ability to exercise significant influence over the entity and reports its share of EECP Global operations in Other Income (Expense) on its condensed consolidated statements of operations. For the three months ended September 30, 2023 and 2022, the Company’s share of EECP Global’s earnings (loss) was approximately $24,000 and $(40,000), respectively, and for the nine months ended September 30, 2023 and 2022, the Company’s share of EECP Global’s loss was approximately $101,000 and $95,000, respectively, and included in Other (Expense) Income in its condensed consolidated statements of operations. At September 30, 2023 and December 31, 2022, the Company recorded a net receivable from related parties of approximately $814,000 and $403,000, respectively, on its condensed consolidated balance sheet for amounts due from EECP Global for fees and cost reimbursements net of amounts due to EECP Global for receivables collected on its behalf.

NOTE K — RELATED-PARTY TRANSACTIONS

The Company recorded interest charges aggregating $0 and approximately $131,000 for the years ended December 31, 2022 and 2021, respectively, payable to MedTechnology Investments, LLC (“MedTech”) pursuant to its promissory notes (“Notes”). The MedTech Notes were used in 2015 to partially fund the purchase of NetWolves. $2,300,000 of the $4,800,000 provided by MedTech was provided by directors of the Company, or by family members. The Notes were fully repaid in December 2021.

David Lieberman, a practicing attorney in the State of New York, serves as Vice Chairman of the Board of Directors. Until July 2022, he was a senior partner at the law firm of Beckman Lieberman and Associates, LLP, which performed certain legal services for the Company. Fees of approximately $95,000 and $190,000 were billed by the firm for the years ended December 31, 2022 and 2021, respectively, at which dates no amounts were outstanding.